Employee Benefits - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Employee benefit expenses included in operating expenses	¥ 47,641	¥ 41,483	¥ 37,764